SECURITIZATIONS AND VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2021
SECURITIZATIONS AND VARIABLE INTEREST ENTITIES
Schedule of consolidated and unconsolidated VIEs with which the Company holds significant variable interests
Citigroup’s involvement with consolidated and unconsolidated VIEs with which the Company holds significant variable interests or has continuing involvement through servicing a majority of the assets in a VIE is presented below:

	As of December 31, 2021
				Maximum exposure to loss in significant unconsolidated VIEs(1)
				Funded exposures(2)		Unfunded exposures
In millions of dollars	Total involvement with SPE assets	Consolidated VIE/SPE assets	Significant unconsolidated VIE assets(3)	Debt investments	Equity investments	Funding commitments	Guarantees and derivatives	Total
Credit card securitizations	$31,518	$31,518	$—	$—	$—	$—	$—	$—
Mortgage securitizations(4)
U.S. agency-sponsored	113,641	—	113,641	1,582	—	—	43	1,625
Non-agency-sponsored	60,851	632	60,219	2,479	—	5	—	2,484
Citi-administered asset-backed commercial paper conduits	14,018	14,018	—	—	—	—	—	—
Collateralized loan obligations (CLOs)	8,302	—	8,302	2,636	—	—	—	2,636
Asset-based financing(5)	246,632	11,085	235,547	32,242	1,139	12,189	—	45,570
Municipal securities tender option bond trusts (TOBs)	3,251	905	2,346	2	—	1,498	—	1,500
Municipal investments	20,597	3	20,594	2,512	3,617	3,562	—	9,691
Client intermediation	904	297	607	75	—	—	224	299
Investment funds	498	179	319	—	—	12	1	13
Other	—	—	—	—	—	—	—	—
Total	$500,212	$58,637	$441,575	$41,528	$4,756	$17,266	$268	$63,818

	As of December 31, 2020
				Maximum exposure to loss in significant unconsolidated VIEs(1)
				Funded exposures(2)		Unfunded exposures
In millions of dollars	Total involvement with SPE assets	Consolidated VIE/SPE assets	Significant unconsolidated VIE assets(3)	Debt investments	Equity investments	Funding commitments	Guarantees and derivatives	Total
Credit card securitizations	$32,423	$32,423	$—	$—	$—	$—	$—	$—
Mortgage securitizations(4)
U.S. agency-sponsored	123,999	—	123,999	1,948	—	—	61	2,009
Non-agency-sponsored	46,132	939	45,193	2,550	—	2	1	2,553
Citi-administered asset-backed commercial paper conduits	16,730	16,730	—	—	—	—	—	—
Collateralized loan obligations (CLOs)	18,332	—	18,332	4,273	—	—	—	4,273
Asset-based financing(5)	222,274	8,069	214,205	25,153	1,587	9,114	—	35,854
Municipal securities tender option bond trusts (TOBs)	3,349	835	2,514	0	—	1,611	—	1,611
Municipal investments	20,335	—	20,335	2,569	4,056	3,041	—	9,666
Client intermediation	1,352	910	442	88	—	—	56	144
Investment funds	488	153	335	—	—	15	—	15
Other	0	0	0	0	—	—	—	0
Total	$485,414	$60,059	$425,355	$36,581	$5,643	$13,783	$118	$56,125

(1)    The definition of maximum exposure to loss is included in the text that follows this table.
(2)    Included on Citigroup’s December 31, 2021 and 2020 Consolidated Balance Sheet.
(3)    A significant unconsolidated VIE is an entity in which the Company has any variable interest or continuing involvement considered to be significant, regardless of the likelihood of loss.
(4)    Citigroup mortgage securitizations also include agency and non-agency (private label) re-securitization activities. These re-securitization SPEs are not consolidated. See “Re-securitizations” below for further discussion.
(5)    Included within this line are loans to third-party sponsored private equity funds, which represent $100 billion and $78 billion in unconsolidated VIE assets and $497 million and $425 million in maximum exposure to loss as of December 31, 2021 and 2020, respectively.

Schedule of funding commitments of unconsolidated Variable Interest Entities
The following table presents the notional amount of liquidity facilities and loan commitments that are classified as funding commitments in the VIE tables above:

	December 31, 2021		December 31, 2020
In millions of dollars	Liquidity facilities	Loan/equity commitments	Liquidity facilities	Loan/equity commitments
Non-agency-sponsored mortgage securitizations	$—	$5	$—	$2
Asset-based financing	—	12,189	—	9,114
Municipal securities tender option bond trusts (TOBs)	1,498	—	1,611	—
Municipal investments	—	3,562	—	3,041
Investment funds	—	12	—	15
Other	—	—	—	—
Total funding commitments	$1,498	$15,768	$1,611	$12,172

Schedule of significant interests in unconsolidated VIEs - balance sheet classification
The following table presents the carrying amounts and classification of significant variable interests in unconsolidated VIEs:

In billions of dollars	December 31, 2021	December 31, 2020
Cash	$—	$—
Trading account assets	1.4	2.0
Investments	8.8	10.6
Total loans, net of allowance	35.4	29.3
Other	0.8	0.3
Total assets	$46.4	$42.2

Schedule of securitized credit card receivables	The following table reflects amounts related to the Company’s securitized credit card receivables:

In billions of dollars	December 31, 2021	December 31, 2020
Ownership interests in principal amount of trust credit card receivables
Sold to investors via trust-issued securities	$9.7	$15.7
Retained by Citigroup as trust-issued securities	7.2	7.9
Retained by Citigroup via non-certificated interests	16.1	11.1
Total	$33.0	$34.7
The following table summarizes selected cash flow information related to Citigroup’s credit card securitizations:

In billions of dollars	2021	2020	2019
Proceeds from new securitizations	$—	$0.3	$—
Pay down of maturing notes	(6.0)	(4.3)	(7.6)

Schedule of Master Trust liabilities (at par value)

In billions of dollars	Dec. 31, 2021	Dec. 31, 2020
Term notes issued to third parties	$8.4	$13.9
Term notes retained by Citigroup affiliates	2.2	2.7
Total Master Trust liabilities	$10.6	$16.6

Schedule of Omni Trust liabilities (at par value)

In billions of dollars	Dec. 31, 2021	Dec. 31, 2020
Term notes issued to third parties	$1.3	$1.8
Term notes retained by Citigroup affiliates	5.0	5.2
Total Omni Trust liabilities	$6.3	$7.0

Schedule of cash flow information, mortgage securitizations
The following tables summarize selected cash flow information and retained interests related to Citigroup mortgage securitizations:

	2021		2020		2019
In billions of dollars	U.S. agency- sponsored mortgages	Non-agency- sponsored mortgages	U.S. agency- sponsored mortgages	Non-agency- sponsored mortgages	U.S. agency- sponsored mortgages	Non-agency- sponsored mortgages
Principal securitized	$6.1	$25.2	$9.4	$11.3	$5.3	$15.6
Proceeds from new securitizations(1)	6.4	25.4	10.0	11.4	5.5	15.5
Contractual servicing fees received	0.1	—	0.1	—	0.1	—
Cash flows received on retained interests and other net cash flows	—	0.1	—	—	—	—
Purchases of previously transferred financial assets	0.2	—	0.4	—	0.2	—

Note: Excludes re-securitization transactions.
(1)    The proceeds from new securitizations in 2019 include $0.2 billion related to personal loan securitizations.

Schedule of carrying value of retained interests

	2021			2020
		Non-agency-sponsored mortgages(1)			Non-agency-sponsored mortgages(1)
In millions of dollars	U.S. agency- sponsored mortgages	Senior interests(2)	Subordinated interests	U.S. agency- sponsored mortgages	Senior interests	Subordinated interests
Carrying value of retained interests(3)	$374	$1,452	$955	$315	$1,210	$145
(1)    Disclosure of non-agency-sponsored mortgages as senior and subordinated interests is indicative of the interests’ position in the capital structure of the securitization.
(2)    Senior interests in non-agency-sponsored mortgages include $73 million related to personal loan securitizations at December 31, 2021.
(3)    Retained interests consist of Level 2 and Level 3 assets depending on the observability of significant inputs. See Note 24 for more information about fair value measurements.

Schedule of key assumptions used in measuring fair value of retained interest at the date of sale or securitization of mortgage receivables
Key assumptions used in measuring the fair value of retained interests at the date of sale or securitization of mortgage receivables were as follows:

	December 31, 2021
		Non-agency-sponsored mortgages(1)
	U.S. agency- sponsored mortgages	Senior interests	Subordinated interests
Weighted average discount rate	8.7%	2.2%	2.8%
Weighted average constant prepayment rate	5.5%	6.3%	11.0%
Weighted average anticipated net credit losses(2)	NM	1.8%	1.0%
Weighted average life	7.4 years	3.9 years	5.4 years

	December 31, 2020
		Non-agency-sponsored mortgages(1)
	U.S. agency- sponsored mortgages	Senior interests	Subordinated interests
Weighted average discount rate	5.4%	1.7%	3.0%
Weighted average constant prepayment rate	25.8%	3.4%	25.0%
Weighted average anticipated net credit losses(2)	NM	1.7%	0.5%
Weighted average life	4.8 years	3.8 years	2.3 years

(1)    Disclosure of non-agency-sponsored mortgages as senior and subordinated interests is indicative of the interests’ position in the capital structure of the securitization.
(2)    Anticipated net credit losses represent estimated loss severity associated with defaulted mortgage loans underlying the mortgage securitizations disclosed above. Anticipated net credit losses, in this instance, do not represent total credit losses incurred to date, nor do they represent credit losses expected on retained interests in mortgage securitizations.
NM Anticipated net credit losses are not meaningful due to U.S. agency guarantees.

Schedule of key assumptions used to value retained interests and sensitivity of adverse changes of 10% and 20%, mortgage securitizations	Key assumptions used in measuring the fair value of retained interests in securitizations of mortgage receivables at period end were as follows:

	December 31, 2021
		Non-agency-sponsored mortgages(1)
	U.S. agency- sponsored mortgages	Senior interests	Subordinated interests
Weighted average discount rate	3.7%	16.2%	4.0%
Weighted average constant prepayment rate	14.5%	6.8%	9.0%
Weighted average anticipated net credit losses(2)	NM	1.0%	2.0%
Weighted average life	5.1 years	8.8 years	18.0 years

	December 31, 2020
		Non-agency-sponsored mortgages(1)
	U.S. agency- sponsored mortgages	Senior interests	Subordinated interests
Weighted average discount rate	5.9%	7.2%	4.3%
Weighted average constant prepayment rate	22.7%	5.3%	4.7%
Weighted average anticipated net credit losses(2)	NM	1.2%	1.4%
Weighted average life	4.5 years	5.3 years	4.7 years

(1)    Disclosure of non-agency-sponsored mortgages as senior and subordinated interests is indicative of the interests’ position in the capital structure of the securitization.
(2)    Anticipated net credit losses represent estimated loss severity associated with defaulted mortgage loans underlying the mortgage securitizations disclosed above. Anticipated net credit losses, in this instance, do not represent total credit losses incurred to date, nor do they represent credit losses expected on retained interests in mortgage securitizations.
NM    Anticipated net credit losses are not meaningful due to U.S. agency guarantees.

The sensitivity of the fair value to adverse changes of 10% and 20% in each of the key assumptions is presented in the tables below. The negative effect of each change is calculated independently, holding all other assumptions constant. Because the key assumptions may not be independent, the net effect of simultaneous adverse changes in the key assumptions may be less than the sum of the individual effects shown below.

	December 31, 2021
		Non-agency-sponsored mortgages
In millions of dollars	U.S. agency- sponsored mortgages	Senior interests	Subordinated interests
Discount rate
Adverse change of 10%	$(6)	$(1)	$—
Adverse change of 20%	(11)	(1)	—
Constant prepayment rate
Adverse change of 10%	(19)	—	—
Adverse change of 20%	(37)	—	—
Anticipated net credit losses
Adverse change of 10%	NM	—	—
Adverse change of 20%	NM	—	—

	December 31, 2020
		Non-agency-sponsored mortgages
In millions of dollars	U.S. agency- sponsored mortgages	Senior interests	Subordinated interests
Discount rate
Adverse change of 10%	$(8)	$—	$(1)
Adverse change of 20%	(15)	(1)	(1)
Constant prepayment rate
Adverse change of 10%	(21)	—	—
Adverse change of 20%	(40)	—	—
Anticipated net credit losses
Adverse change of 10%	NM	—	—
Adverse change of 20%	NM	—	—

NM    Anticipated net credit losses are not meaningful due to U.S. agency guarantees.

Schedule of loan delinquencies and liquidation losses for assets held in non-consolidated, non-agency sponsored securitization entities
The following table includes information about loan delinquencies and liquidation losses for assets held in non-consolidated, non-agency-sponsored securitization entities:

	Securitized assets		90 days past due		Liquidation losses
In billions of dollars, except liquidation losses in millions	2021	2020	2021	2020	2021	2020
Securitized assets
Residential mortgages(1)	$29.2	$16.9	$0.4	$0.5	$10.6	$26.2
Commercial and other	26.2	23.9	—	—	—	—
Total	$55.4	$40.8	$0.4	$0.5	$10.6	$26.2
(1) Securitized assets include $0.2 billion of personal loan securitizations as of December 31, 2021.
Schedule of changes in capitalized MSRs
The following table summarizes the changes in capitalized MSRs:

In millions of dollars	2021	2020
Balance, beginning of year	$336	$495
Originations	92	123
Changes in fair value of MSRs due to changes in inputs and assumptions	43	(204)
Other changes(1)	(67)	(78)
Sales of MSRs	—	—
Balance, as of December 31	$404	$336

(1)    Represents changes due to customer payments and passage of time.

Schedule of fees received on servicing previously securitized mortgages
The Company receives fees during the course of servicing previously securitized mortgages. The amounts of these fees were as follows:

In millions of dollars	2021	2020	2019
Servicing fees	$131	$142	$148
Late fees	3	5	8
Ancillary fees	—	—	1
Total MSR fees	$134	$147	$157

Schedule of cash flow information and retained interests related to Citigroup CLOs	The following tables summarize selected cash flow information and retained interests related to Citigroup CLOs:

In billions of dollars	2021	2020	2019
Principal securitized	$—	$0.1	$—
Proceeds from new securitizations	—	0.1	—
Cash flows received on retained interests and other net cash flows	1.1	—	—
Purchases of previously transferred financial assets	0.2	—	—

Schedule of sensitivity of adverse changes of 10% and 20% to discount rate, CDOs and CLOs

In millions of dollars	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Carrying value of retained interests	$921	$1,611	$1,404

Schedule of asset-based financing	The primary types of Citi’s asset-based financings, total assets of the unconsolidated VIEs with significant involvement and Citi’s maximum exposure to loss are shown below. For Citi to realize the maximum loss, the VIE (borrower) would have to default with no recovery from the assets held by the VIE.

	December 31, 2021
In millions of dollars	Total unconsolidated VIE assets	Maximum exposure to unconsolidated VIEs
Type
Commercial and other real estate	$32,932	$7,461
Corporate loans	18,257	12,581
Other (including investment funds, airlines and shipping)	184,358	25,528
Total	$235,547	$45,570

	December 31, 2020
In millions of dollars	Total unconsolidated VIE assets	Maximum exposure to unconsolidated VIEs
Type
Commercial and other real estate	$34,570	$7,758
Corporate loans	12,022	7,654
Other (including investment funds, airlines and shipping)	167,613	20,442
Total	$214,205	$35,854